CONVERTIBLE SECURITIES	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
CONVERTIBLE SECURITIES

NOTE 4:	CONVERTIBLE SECURITIES

a.	The Company has raised funds through the issuance of SAFE.

A SAFE requires conversion into shares of the Company upon the occurrence of certain events, or at the maturity date of the SAFE. The number of shares to be issued upon conversion of the SAFE are not fixed and will be dependent upon the nature of the event that occurred that resulted in its conversion, the fair value of shares as of the event’s date, and other factors as defined in the related agreement.

SAFEs are classified as a liability and the Company elected the fair value option in accordance with ASC 825, Financial Instruments (“ASC 825”). Accordingly, the liability is adjusted to fair value at each balance sheet date, with the change in fair value being recorded as change in fair value of convertible securities within the consolidated statements of operations. The Company reclassifies the SAFE amount from liability to equity once it converts into Ordinary Shares. As of December 31, 2025, the Company has no outstanding SAFEs.

NASUS PHARMA LTD. AND ITS SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in thousands, except share and per share amounts)

b.	On February 17, 2022, the shareholders approved the issuance of SAFEs (the “2022 SAFEs”) to certain shareholders and third parties up to a maximum aggregate amount of $1,000. In March 2022 and April 2022, the Company raised $966 under the 2022 SAFEs.

The 2022 SAFE investors are entitled to the rights and privileges set forth in the agreement, which include the issuance of the most senior shares outstanding upon conversion of the 2022 SAFEs in the event of an equity financing or liquidity event occurs prior to the termination of the 2022 SAFEs as defined in the related agreement. The investors will receive a 40% discount on the share price in any of such event. If a dissolution event occurs prior to the termination of the 2022 SAFE, each SAFE investor will be entitled to receive, prior to consummation of the dissolution event, a portion of the related proceeds equal to its investment amount, or in case the applicable proceeds upon dissolution are insufficient to permit a full payment of the amounts invested under the 2022 SAFEs, a prorated amount in par with the other SAFE investors. In the event that the 2022 SAFEs mature after 15 months from its issuance, all amounts invested under the 2022 SAFEs are converted into the Company’s outstanding most senior shares based on a $41,000 valuation divided by number of outstanding shares including any outstanding share options. The 2022 SAFEs will expire and terminate immediately upon the earliest to occur of (1) the issuance of shares upon its conversion due to equity financing or liquidity event, or upon maturity; or (2) the payment, or setting aside for payment, of amounts due to the occurrence of dissolution event.

As of June and July 2023, the 2022 SAFEs matured and, accordingly, it should have been converted into 168,112 most senior outstanding shares. As of December 31, 2023, the shares had not been issued, and, therefore, the 2022 SAFEs remained outstanding. On August 28, 2024, the 2022 SAFEs were converted into 168,112 Class A-3A Ordinary Shares.

c.	On March 15, 2023, the shareholders approved the issuance of additional SAFEs to certain shareholders and third parties up to the maximum aggregate amount of $1,000 (the “2023 SAFEs”). In March and April 2023, the Company raised $995 under the 2023 SAFEs. In addition, the Company paid $15 as finder fees for issuance of the 2023 SAFEs which was recorded as other expense, net within the consolidated statements of operations.

The 2023 SAFEs investors are entitled to the rights and privileges set forth in the agreement, which include the issuance of the most senior shares outstanding upon conversion of the 2023 SAFEs in the event of an equity financing or liquidity event occurs prior to the termination of the 2023 SAFEs as defined in the related agreement. The investors receive a 40% discount on the share price in any of such event. If a dissolution event occurs prior to the termination of the 2023 SAFEs, each SAFE investor is entitled to receive, prior to consummation of the dissolution event, a portion of the related proceeds equal to its investment amount, or in case the applicable proceeds upon dissolution are insufficient to permit a full payment of the amounts invested under the 2023 SAFEs, a prorated amount in par with the other SAFE investors. In the event the 2023 SAFEs mature after 15 months without a conversion prior to 15 months from its issuance, all amounts invested under the 2023 SAFEs are converted into the Company’s outstanding most senior shares based on a $24,600 valuation divided by number of outstanding shares including any outstanding share options. The 2023 SAFEs expire and terminate immediately upon the earliest to occur of (1) the issuance of shares upon its conversion due to equity financing or liquidity event, or upon maturity; or (2) the payment, or setting aside for payment, of amounts due to the occurrence of dissolution event.

On August 28, 2024, the 2023 SAFEs were converted into 305,085 Class A-3B Ordinary Shares.

d.

On April 9, 2024, the Board of Directors approved the issuance of additional SAFEs to certain shareholders and third parties up to the maximum aggregate amount of $1,500, which increased on August 28, 2024 to $2,000 (the “2024 SAFEs”). The Company raised $1,000 under the 2024 SAFEs during the year ended December 31, 2024 and an additional $435 during the year ended December 31, 2025. In addition, 2024 SAFEs in the amount of $636 were issued in connection with the discharge of the Company’s obligations under the July 2022 Loan and February 2023 Loan (see Note 3).

The 2024 SAFEs investors are entitled to the rights and privileges set forth in the agreement, which include the issuance of the most senior shares outstanding upon conversion of the 2024 SAFEs in the event that an initial public offering, merger, acquisition, qualified equity financing or other liquidity event occurs prior to the termination of the 2024 SAFEs as defined in the related agreement. The investors receive a 35% discount on the share price in any of such event. If a dissolution event occurs prior to the termination of the 2024 SAFEs, each SAFE investor is entitled to receive, prior to consummation of the dissolution event, a portion of the related proceeds equal to its investment amount, or in case the applicable proceeds upon dissolution are insufficient to permit a full payment of the amounts invested under the 2024 SAFEs, a prorated amount in par with the other SAFE investors. If such events had not occurred within 18 months of the execution of the 2024 SAFEs, all amounts invested under the 2024 SAFEs are converted into the Company’s outstanding most senior shares based on the previous round of equity financing consummated discounted in 35% and divided by number of outstanding shares including any outstanding share options. The 2024 SAFEs expire and terminate immediately upon the earliest to occur of (1) the issuance of shares upon its conversion due to a qualified equity financing or liquidity event as aforesaid, or upon maturity; or (2) the payment, or setting aside for payment, of amounts due to the occurrence of a dissolution event.

The Company’s IPO triggered the conversion of the 2024 SAFEs into Ordinary Shares and the 2024 SAFE were converted into 398,653 Ordinary Shares

e.	The Company measured the 2022 SAFEs, the 2023 SAFEs and 2024 SAFEs upon receiving the cash and on each period end at its fair value in accordance with ASC 825-10 with the changes in fair value reported in the consolidated statements of operations.

The SAFEs were valued at the end of the year using a probability-weighted expected return model, which incorporated significant unobservable inputs.

NASUS PHARMA LTD. AND ITS SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in thousands, except share and per share amounts)

The Company used the following significant inputs in measuring the SAFEs:

	December 31,	December 31,
	2025	2024
Fair value of Ordinary Share*	$-	$3.4
Weighted average cost of capital	-%	23.5%
Risk free rate	-%	4.16-4.24%
Time to maturity	-	0.49-0.93

*	Including inputs and assumptions on the likelihood of a SAFE mandatory conversion, qualified equity financing or liquidity event or dissolution.